Operating leases, from the perspective as a lessee (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating leases, from the perspective as a lessee [Abstract]
Operating lease liabilities	$ 4,031,580	$ 6,676,300
Operating lease right-of-use assets	$ 3,388,523	$ 6,150,732